Fair Value - Schedule of Significant Assumptions used in Valuation (Details) - $ / loan	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Mortgage Servicing Rights - Amortized Costs [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average prepayment speed	12.67%	14.94%
Weighted average delinquency rate	14.39%	23.20%
Advance financing cost	5 years
Interest rate for computing float earnings	5 years
Weighted average discount rate	9.30%	11.52%
Weighted average cost to service (in dollars)	98
Fair Value Agency Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average prepayment speed	10.80%
Weighted average delinquency rate	1.10%
Advance financing cost	5 years
Interest rate for computing float earnings	5 years
Weighted average discount rate	9.00%
Weighted average cost to service (in dollars)	70
Fair Value Non-Agency Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average prepayment speed	16.48%
Weighted average delinquency rate	29.80%
Weighted average discount rate	14.94%
Weighted average cost to service (in dollars)	336
Mortgage Servicing Rights Pledged [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average prepayment speed	16.98%
Weighted average delinquency rate	30.75%
Weighted average discount rate	14.77%	15.40%
Weighted average cost to service (in dollars)	341
London Interbank Offered Rate (LIBOR) [Member] | Fair Value Non-Agency Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Interest rate for computing float earnings	1 month
Fair value input, interest rate	3.50%
London Interbank Offered Rate (LIBOR) [Member] | Mortgage Servicing Rights Pledged [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Interest rate for computing float earnings	1 month
Fair value input, interest rate	3.50%